Note 3 - Trade Receivables (Details) - Allowance for Doubtful Accounts	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the year	$ 593,572	3,682,874	2,811,934	3,559,207
Provision for the year	316,282	1,962,403	1,874,355	2,290,370
Write-offs	(184,140)	(1,142,511)	(1,003,415)	(3,037,643)
Balance at the end of the year	$ 725,714	4,502,766	3,682,874	2,811,934